AMORTIZATION OF INTANGIBLE ASSETS Values Assigned to Intangible Assets (Other Than Goodwill) for Acquisitions (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value	$ 25,973	$ 31,435
Accumulated Amortization	15,016	18,450
Net Book Value	10,957	12,985
Everest | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value		4,690
Accumulated Amortization		3,830
Net Book Value		860
FASI | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value		2,775
Accumulated Amortization		2,544
Net Book Value		231
Poole | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value	20,914	20,914
Accumulated Amortization	13,595	9,412
Net Book Value	7,319	11,502
Milestone [Member] | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value	2,170
Accumulated Amortization	693
Net Book Value	1,477
Innovative Engineering Solutions [Member] | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value	1,225
Accumulated Amortization	289
Net Book Value	936
Ponte Technology [Member] | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value	1,664
Accumulated Amortization	439
Net Book Value	$ 1,225
Dilijent | Intellectual Property
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value		1,000
Accumulated Amortization		694
Net Book Value		306
IDEAL Technology Corporation | Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Book Value		2,056
Accumulated Amortization		1,970
Net Book Value		$ 86